Refund Liabilities - Summary of Change in Refund Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities [Abstract]
Balance, beginning of year	$ 2,260	$ 2,093
Additions	10,576	5,076
Actual sales return and discount	(10,731)	(4,909)
Balance, end of year	$ 2,105	$ 2,260